Disposition of Generation Facilities (Gas Plant Sales Process) (Details) $ in Millions	Dec. 31, 2017 USD ($) Megawatt-hour
Gas Plant Sales Process [Abstract]
Electricity generation facility capacity held-for-sale | Megawatt-hour	1,559
Assets held-for-sale included in other current assets | $	$ 16